Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS REALTY SHARES, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2024
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2024